Convertible Notes and Derivative Liability and Warrants - Schedule of Transaction Costs on Issuance of Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transaction Costs on Issuance of Notes [Abstract]
Balance at beginning of the year	$ 648,232
Add: capitalized during the year	300,000	929,500
Less: amortized during the year	(648,232)	(281,268)
Ending balance	$ 300,000	$ 648,232